13. Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement
13.	Fair Value Measurement

As of December 31, 2019, the derivative liability was measured at fair value on a recurring basis in periods subsequent to their initial recognition using Black-Scholes model, which was classified in Level 3 of the fair value hierarchy. There were no assets or liabilities measured at fair value on a recurring basis as of December 31, 2018.

The Company identified derivative instruments arising from embedded conversion features in the convertible promissory note issued to Iliad Research and Trading, L.P. (“ILIAD”) see Note 17 Convertible Bonds). The estimated fair value of the derivative embedded in the convertible note issued to ILIAD was $652 as of December 31, 2019, and $937 as of the issuance date, May 28, 2019, respectively.

The following summarizes the Black-Scholes Model assumptions used to estimate the fair value of the derivative liability at the dates of issuance and the revaluation dates:

For the Year Ended
December 31, 2019
Expected term	0.41-0.5
Risk-free interest rate	1.6%-2.38%
Expected volatility	120%-160%
Expected dividend yield	0%

Derivative liability as of December 31, 2019 and 2018 is $652 and $nil, respectively, with the change in fair value of $285 recorded in the consolidated statements of operations for the year ended December 31, 2019.

The following method and assumptions were used to estimate the fair value on a non-recurring basis as at December 31, 2019 and 2018:

Cash and cash equivalents, restricted cash, accounts receivable and payable, short term borrowings, accrued liabilities, advance from customers and other current liabilities — costs approximate fair value because of the short maturity period.

The fair value of convertible bonds was classified in Level 3 of the fair value hierarchy, and uses binomial model. The estimated fair value of convertible bond with Union Sky was $12,879 as of February 12, 2017 (see Note 17 Convertible Bonds).

The fair value of options issued to Lighting Charm Limited was classified in Level 3 of the fair value hierarchy, and uses binomial model. The estimated fair value of options issued to Lighting Charm Limited was $1,260 as of August 21, 2018 (see Note 4(1) Disposition of SPI China).

There have been no transfers between Level 1, Level 2, or Level 3 categories during the years ended December 31, 2019, 2018 and 2017.